31. Financial expenses	12 Months Ended
Dec. 31, 2017
Financial Expenses
Financial expenses
	2017	2016	2015

Interest on borrowing and financing	(211,108)	(199,077)	(179,726)
Interest paid to suppliers	(998)	(21,474)	(142,092)
Interest on taxes and fees	(5,712)	(28,944)	(21,124)
Swap interest	(85,362)	(230,642)	(308,216)
Interest on leasing	(257,305)	(246,280)	(145,274)
Monetary adjustments	(278,272)	(269,031)	(178,904)
Discounts granted	(52,683)	(61,082)	(64,004)
Other expenses	(118,213)	(99,955)	(76,184)
	(1,009,653)	(1,156,485)	(1,115,524)